Property, Plant and Equipment	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 12 – Property, Plant and Equipment

	Plant and equipment	Furniture, fixtures and fittings	Motor vehicles	Computer equipment	Leasehold improvements	Construction in progress	Total property, plant and equipment
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Year ended June 30, 2021
Opening net book amount	2,176	277	229	225	1,877	—	4,784
Additions	2,168	36	182	292	381	—	3,059
Disposals	—	—	(99)	(148)	—	—	(247)
Depreciation	(1,040)	(185)	(63)	(372)	(652)	—	(2,312)
Exchange rate variation	185	27	(5)	21	177	—	405

Closing net book amount	3,489	155	244	18	1,783	—	5,689

Year ended June 30, 2021
Cost	5,648	606	457	1,403	3,524	—	11,638
Accumulated depreciation	(2,159)	(451)	(213)	(1,384)	(1,741)	—	(5,948)

Net book amount	3,489	155	244	18	1,783	—	5,689

Year ended June 30, 2022
Opening net book amount	3,489	155	244	18	1,783	—	5,689
Additions	1,350	60	23	423	236	5,929	8,021
Disposals	—	—	—	—	—	—	—
Depreciation	(988)	(102)	(55)	(444)	(609)	—	(2,198)
Exchange rate variation	(223)	(9)	(33)	17	(113)	—	(361)

Closing net book amount	3,628	104	179	14	1,297	5,929	11,151

Year ended June 30, 2022
Cost	6,515	616	430	1,707	3,464	5,929	18,661
Accumulated depreciation	(2,887)	(512)	(251)	(1,693)	(2,167)	—	(7,510)

Net book amount	3,628	104	179	14	1,297	5,929	11,151

Depreciation expense is recorded within cost of goods sold and operating costs in the Consolidated Statements of Operations and Comprehensive Loss and amounted to
$2.2 million for the year ended June 30, 2022 (2021: $2.3 million, 2020: $1.3 million).